Note 11 - Borrowings	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 11 - Borrowings

As of December 31, 2021, Quaint Oak Bank has a maximum borrowing capacity with the Federal Home Loan Bank of approximately $276.9 million. Quaint Oak Bank’s Federal Home Loan Bank advances outstanding were $49.2 million and $38.2 million at December 31, 2021 and 2020, respectively.   As of December 31, 2021, Quaint Oak Bank has $899,000 in borrowing capacity with the Federal Reserve Bank of Philadelphia under the discount window program.  There were no borrowings under this facility at December 31, 2021 and 2020.  The Bank also has borrowing capacity with the FRB under the PPPLF program in the amount of the outstanding pledged PPP loans that totaled $42.6 million at December 31, 2021. Quaint Oak Bank’s outstanding advances with the FRB under the PPPLF program were $3.9 million as of December 31, 2021.

Federal Home Loan Bank short-term borrowings and the weighted interest rate consist of the following at December 31, 2021 and 2020 (dollars in thousands):

	At or For the Year Ended December 31,
	2021	2020
FHLB short-term borrowings:
Average balance outstanding	$10,405	$3,292
Maximum amount outstanding at any month-end during the period	26,000	20,000
Balance outstanding at end of period	26,000	10,000
Average interest rate during the period	0.30%	1.12%
Weighted average interest rate at end of period	0.28%	0.41%

Federal Home Loan Bank long-term borrowings and the weighted interest rate consist of the following at December 31, 2021 and 2020 (in thousands):

	December 31, 2021		December 31, 2020
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2021	$--	--%	$5,000	2.20%
2022	7,171	2.10	7,171	2.10
2023	7,000	2.16	7,000	2.16
2024	6,167	2.05	6,167	2.05
2025	2,855	1.25	2,855	1.25
Total FHLB long-term debt	$23,193	2.00%	$28,193	2.03%

Federal Reserve Bank long-term borrowings decreased to $3.9 million at December 31, 2021 compared to $48.1 million at December 31, 2020 as the Company borrowed this amount to fund PPP loans under the Federal Reserve’s Paycheck Protection Program Liquidity Facility (PPPLF).  Under the PPPLF the Company pledged certain PPP loans as collateral and borrowed from the Federal Reserve at a rate of 0.35% that is fixed for two years. These borrowings are paid off as the PPP loans pledged as collateral are forgiven through the SBA PPP loan forgiveness program.